Deferred income (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Deferred Income [Abstract]
Deferred income	₨ 1,172,061	$ 18,021	₨ 1,216,706
Deferred income	₨ 1,172,061	$ 18,021	₨ 1,216,706